Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [text block] [Abstract]
Capital advances	$ 16,418,065	$ 21,664,764
Advances paid to a contractor	15,655,981	21,664,764
Advance relation to construction	$ 762,000